DEBENTURES	12 Months Ended
Dec. 31, 2022
DEBENTURES.
DEBENTURES

NOTE 16 — DEBENTURES

	General	Quantity as of December 31, 2022
Issuance	Meeting	Issued	Held in treasury	Maturity	2022	2021
14th	August 26, 2014	20,000	20,000	August 30, 2024	—	—
15th	November 09, 2018	—	—	November 21, 2022	—	1,513,958
16th - A	April 25, 2019	600,000	—	May 6, 2023	612,159	607,031
16th - B	April 25, 2019	800,000	—	May 6, 2026	815,614	808,918
Total Consolidated					1,427,773	2,929,907

Current					628,886	1,531,956
Non-current					798,887	1,397,951

The amortization schedules of long-term are as follows:

	2022	2021
2023	—	599,390
2026	798,887	798,561
	798,887	1,397,951

The debentures are denominated in Brazilian Reais, nonconvertible, and pay variable interest as a percentage of the CDI – Interbank Deposit Certificate.

The average interest rate was 12.50% for the year ended on December 31, 2022 (4.62% for the year ended on December 31, 2021).

In November 2022, the Company settled the amount of R$ 1,500 million referring to the 15th issuance of debentures, according to the maturity schedule of the transaction.